Expense Example, No Redemption {- Telecommunications Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Telecommunications Fund AMCIZ PRO-16 - Telecommunications Portfolio	Apr. 29, 2022 USD ($)
Fidelity Advisor Telecommunications Fund: Class A
Expense Example, No Redemption:
1 Year	$ 680
3 Years	902
5 Years	1,141
10 Years	1,827
Fidelity Advisor Telecommunications Fund: Class M
Expense Example, No Redemption:
1 Year	487
3 Years	775
5 Years	1,084
10 Years	1,960
Fidelity Advisor Telecommunications Fund: Class C
Expense Example, No Redemption:
1 Year	186
3 Years	576
5 Years	990
10 Years	1,954
Fidelity Advisor Telecommunications Fund: Class I
Expense Example, No Redemption:
1 Year	79
3 Years	246
5 Years	428
10 Years	954
Fidelity Advisor Telecommunications Fund: Class Z
Expense Example, No Redemption:
1 Year	66
3 Years	208
5 Years	362
10 Years	$ 810